UNAUDITED INTERIM CONDENSED AND CONSOLIDATED STATEMENTS OF PARTNERSHIP CAPITAL - USD ($) $ in Millions		Total		Limited partners’ capital		Limited partners’ capital Limited partners’ capital		Limited partners’ capital (Deficit)		Limited partners’ capital Ownership changes	Limited partners’ capital Accumulated other comprehensive income		General partner	General partner Accumulated other comprehensive income	Redeemable Partnership Units held by Brookfield	Redeemable Partnership Units held by Brookfield Limited partners’ capital	Redeemable Partnership Units held by Brookfield Accumulated other comprehensive income	Non-controlling interest – BIPC exchangeable shares		Non-controlling interest – BIPC exchangeable shares Limited partners’ capital		Non-controlling interest – BIPC exchangeable shares Accumulated other comprehensive income	Non-controlling Interest - Exchange LP Units, equity		Non-controlling Interest - Exchange LP Units, equity Limited partners’ capital		Non-controlling Interest - Exchange LP Units, equity Accumulated other comprehensive income	Non-controlling interest – in operating subsidiaries	Non-controlling interest – Perpetual subordinated notes	Preferred unitholders capital
Balance as at Dec. 31, 2021		$ 26,391		$ 5,702		$ 6,074		$ (2,125)		$ 1,430	$ 323	[1]	$ 31	$ 2	$ 2,408	$ 2,728	$ 137	$ 1,369		$ 1,755		$ 77	$ 85		$ 408		$ 4	$ 15,658		$ 1,138
Net income		719		76				76					120		32			18										473
Other comprehensive income		(94)		(6)							(6)	[1]		0	(1)		(1)	0				0					0	(87)
Comprehensive income		625		70				76			(6)	[1]	120		31			18										386
Unit issuance	[2]	8		8		8
Partnership distributions	[3]	(676)		(330)				(330)					(122)		(138)			(80)					(6)
Partnership preferred distributions	[3]	(35)		(20)				(20)							(10)			(5)
Subsidiary distributions to non-controlling interest		(324)																										(324)
Preferred units redeemed		(243)		(14)				(14)							(9)															(220)
Issuance of perpetual subordinated notes	[2]	293																											$ 293
Other items		0	[1],[4],[5]	3	[1],[4],[5]	3	[1],[4],[5]	86	[1],[4],[5]		(86)	[1],[4],[5]					(36)			1	[1],[4],[5]	(20)			(4)	[1],[4],[5]
Balance as at Jun. 30, 2022		26,039		5,419		6,085		(2,327)		1,430	231	[1],[6]	29	2	2,282		100	1,303				57	75	[7]			4	15,720		918
Balance as at Dec. 31, 2021		26,391		5,702		6,074		(2,125)		1,430	323	[1]	31	2	2,408	2,728	137	1,369		1,755		77	85		408		4	15,658		1,138
Unit issuance						13										0
Balance as at Dec. 31, 2022		25,554		5,372		6,092		(2,657)		1,456	481	[8]	27	2	2,263	2,728	210	1,289		1,757		118	72		401		6	15,320		918
Perpetual subordinated notes																													293
Balance as at Mar. 31, 2022		26,975		5,741		6,080		(2,309)		1,430	540	[6]	31		2,420			1,381					81	[7]				16,110		918
Perpetual subordinated notes at Mar. 31, 2022																													293
Net income		425		70				70					60		29			17										249
Other comprehensive income		(850)		(223)							(223)	[6]	(1)		(93)			(52)					(3)	[7]				(478)
Comprehensive income		(425)		(153)				70			(223)	[6]	59		(64)			(35)					(3)	[7]				(229)
Unit issuance	[9]	4		4		4
Partnership distributions	[10]	(338)		(165)				(165)					(61)		(69)			(40)					(3)	[7]
Partnership preferred distributions	[10]	(16)		(9)				(9)							(5)			(2)
Subsidiary distributions to non-controlling interest		(161)																										(161)
Issuance of perpetual subordinated notes		0
Other items	[9]	0		1		1		86			(86)	[6]						(1)
Balance as at Jun. 30, 2022		26,039		5,419		6,085		(2,327)		1,430	231	[1],[6]	29	2	2,282		100	1,303				57	75	[7]			4	15,720		918
Perpetual subordinated notes																													293
Perpetual subordinated notes		293																											293
Balance as at Dec. 31, 2022		25,554		5,372		6,092		(2,657)		1,456	481	[8]	27	2	2,263	2,728	210	1,289		1,757		118	72		401		6	15,320		918
Perpetual subordinated notes at Dec. 31, 2022		293																											293
Net income		916		161				161					132		66			39					3					515
Other comprehensive income		524		55							55	[8]	1	1	23		23	13				13	1				1	431
Comprehensive income		1,440		216				161			55	[8]	133		89			52					4					946
Unit issuance		8	[11],[12]	8	[11],[12]	8	[11],[12]									0
Partnership distributions	[13]	(722)		(350)				(350)					(134)		(149)			(84)					(5)
Partnership preferred distributions	[13]	(31)		(19)				(19)							(8)			(4)
Acquisition of subsidiary	[12]	3,789																										3,789
Disposition of subsidiaries	[12]	(372)																										(372)
Subsidiary distributions to non-controlling interest		(1,043)																										(1,043)
Issuance of perpetual subordinated notes		0
Other items		0	[11]	2	[11]	2	[11]	18	[11]		(18)	[8],[11]					(8)	1	[11]			(4)	(3)	[11]
Balance as at Jun. 30, 2023		28,623		5,229		6,102		(2,847)		1,456	518	[8]	26	3	2,195	2,728	225	1,254		1,758		127	68	[14]	398		7	18,640		918
Perpetual subordinated notes		293
Balance as at Mar. 31, 2023		28,312		5,112		6,099		(2,866)		1,456	423	[15]	25		2,149			1,225					68	[14]				18,522		918
Perpetual subordinated notes at Mar. 31, 2023		293
Net income		773		186				186					67		77			45					3	[14]				395
Other comprehensive income		544		113							113	[15]	1		48			27					1	[14]				354
Comprehensive income		1,317		299				186			113	[15]	68		125			72					4	[14]				749
Unit issuance	[16]	2		2		2
Partnership distributions	[17]	(361)		(175)				(175)					(67)		(75)			(42)					(2)	[14]
Partnership preferred distributions	[17]	(16)		(10)				(10)							(4)			(2)
Acquisition of subsidiary	[18]	158																										158
Disposition of subsidiaries	[18]	(372)																										(372)
Subsidiary distributions to non-controlling interest		(417)																										(417)
Issuance of perpetual subordinated notes		0
Other items	[16]			1		1		18			(18)	[15]						1					(2)	[14]
Balance as at Jun. 30, 2023		28,623		$ 5,229		$ 6,102		$ (2,847)		$ 1,456	$ 518	[8]	$ 26	$ 3	$ 2,195	$ 2,728	$ 225	$ 1,254		$ 1,758		$ 127	$ 68	[14]	$ 398		$ 7	$ 18,640		$ 918
Perpetual subordinated notes		$ 293																											$ 293

[1]	Refer to Note 17, Accumulated Other Comprehensive Income (Loss).
[2]	Refer to Note 15, Partnership Capital.
[3]	Refer to Note 16, Distributions.
[4]	Refer to Note 4, Disposition of Businesses.
[5]	Refer to Note 5, Acquisition of Businesses.
[6]	Refer to Note 17, Accumulated Other Comprehensive Income (Loss)
[7]	Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.
[8]	Refer to Note 17, Accumulated Other Comprehensive Income (Loss).
[9]	Refer to Note 15, Partnership Capital.
[10]	Refer to Note 16, Distributions.
[11]	Refer to Note 15, Partnership Capital.
[12]	Refer to Note 5, Acquisition of Businesses.
[13]	Refer to Note 16, Distributions.
[14]	Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.
[15]	Refer to Note 17, Accumulated Other Comprehensive Income (Loss).
[16]	Refer to Note 15, Partnership Capital.
[17]	Refer to Note 16, Distributions.
[18]	Refer to Note 5, Acquisition of Businesses